Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Fixed maturities, at fair value (amortized cost: 2020, $12,341,937; 2019, $10,468,937)	$ 12,786,380	$ 10,680,714
Short-term investments, at fair value (amortized cost: 2020, $416,059; 2019, $1,003,508)	416,350	1,003,421
Equities, at fair value (cost: 2020, $847,066; 2019, $821,430)	1,496,441	1,295,164
Investments in real estate	67,980	71,834
Other invested assets	2,967,738	3,266,009
Total investments	17,734,889	16,317,142
Cash and cash equivalents	2,350,833	1,484,463
Accrued investment income	92,058	109,673
Reinsurance balances receivable	3,118,870	3,400,070
Reinsurance recoverable on paid and unpaid losses	901,063	889,021
Prepaid reinsurance premiums	115,986	80,942
Funds held by reinsured companies	704,768	815,167
Deferred acquisition costs	819,971	874,608
Deposit assets	139,818	168,067
Net tax assets	182,077	179,813
Goodwill	456,380	456,380
Intangible assets	107,669	117,538
Other assets	174,193	169,521
Total assets	26,898,575	25,062,405
Liabilities
Non-life reserves	11,395,321	10,363,383
Life and health reserves	2,704,229	2,417,044
Unearned premiums	2,265,214	2,433,860
Other reinsurance balances payable	482,468	521,338
Debt	1,974,731	1,398,054
Deposit liabilities	5,925	5,507
Net tax liabilities	131,621	135,966
Accounts payable, accrued expenses and other	612,069	517,084
Total liabilities	19,571,578	17,792,236
Shareholders’ Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)	0	0
Preferred shares (par value $1.00; issued and outstanding: 2020, 25,489,636 shares; 2019, 28,169,062 shares; aggregate liquidation value: 2020, $637,241; 2019, $704,227)	25,490	28,169
Additional paid-in capital	2,334,564	2,396,530
Accumulated other comprehensive loss	(96,005)	(75,925)
Retained earnings	5,062,948	4,921,395
Total shareholders’ equity	7,326,997	7,270,169
Total liabilities and shareholders’ equity	$ 26,898,575	$ 25,062,405